BORROWINGS - Movements in Borrowings (Details) - USD ($) $ in Thousands								2 Months Ended	12 Months Ended
	Dec. 31, 2020	Oct. 31, 2020	Aug. 11, 2020	Apr. 01, 2020	Mar. 26, 2020	Mar. 24, 2020	Mar. 23, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Balance at the beginning of year									$ 51,386	$ 0	$ 6,011
Borrowings related to business combination									13,969	1,290	0
Proceeds from new borrowings									155,108	90,523	0
Payments of borrowings									(196,202)	(41,570)	(6,163)
Accrued interest									2,299	1,226	152
Foreign exchange									(592)	(83)	0
TOTAL	$ 25,968								$ 25,968	$ 51,386	$ 0
A&R Credit Agreement | Globant, LLC
Disclosure of detailed information about borrowings [line items]
Proceeds from new borrowings				$ 75,000		$ 11,000	$ 64,000
Payments of borrowings	$ (30,080)	$ (20,188)			$ (126,927)
A&R Credit Agreement | Globant, LLC | Grupo ASSA Corp.
Disclosure of detailed information about borrowings [line items]
Payments of borrowings								$ (12,636)
Banco Macro | Decision Support S.A.
Disclosure of detailed information about borrowings [line items]
Proceeds from new borrowings			$ 500
Banco Santander Loan | Avanxo Colombia
Disclosure of detailed information about borrowings [line items]
Payments of borrowings					$ (523)